Schedule of investments
Macquarie VIP Smid Cap Core Series
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.31%♣
Communication Services — 2.63%
IMAX †	50,634	$ 1,658,264
Interpublic Group	43,575	1,216,178
Nexstar Media Group	4,885	965,960
Yelp †	24,325	758,940
		4,599,342
Consumer Discretionary — 9.13%
Aramark	38,367	1,473,293
BorgWarner	31,437	1,381,971
Brinker International †	8,399	1,063,985
Dick's Sporting Goods	11,536	2,563,530
KB Home	11,501	731,924
La-Z-Boy	21,744	746,254
Life Time Group Holdings †	46,964	1,296,206
Malibu Boats Class A †	17,352	563,072
Steven Madden	29,478	986,923
Taylor Morrison Home †	12,603	831,924
Texas Roadhouse	10,345	1,718,822
Toll Brothers	10,332	1,427,263
YETI Holdings †	35,478	1,177,160
		15,962,327
Consumer Staples — 3.48%
BJ's Wholesale Club Holdings †	21,664	2,020,168
Casey's General Stores	5,751	3,251,155
J & J Snack Foods	8,489	815,708
		6,087,031
Energy — 3.69%
Expand Energy	20,122	2,137,761
International Seaways	10,980	505,958
Liberty Energy	137,287	1,694,122
Permian Resources	165,165	2,114,112
		6,451,953
Financials — 16.71%
Ally Financial	30,808	1,207,674
Axis Capital Holdings	30,331	2,905,710
Columbia Banking System	75,894	1,953,512
East West Bancorp	36,210	3,854,554
Essent Group	24,168	1,536,118
Hamilton Lane Class A	7,332	988,280
Old National Bancorp	96,113	2,109,680
Pinnacle Financial Partners	20,213	1,895,777
Reinsurance Group of America	11,997	2,304,984
SouthState Bank	24,238	2,396,411
Stifel Financial	20,300	2,303,441
Webster Financial	53,112	3,156,977
WSFS Financial	29,914	1,613,262
Zions Bancorp	17,158	970,800
		29,197,180
Healthcare — 13.12%
Amicus Therapeutics †	71,173	560,843
Axsome Therapeutics †	12,166	1,477,561
Bio-Techne	19,595	1,090,070
Blueprint Medicines =, †	12,068	0
Encompass Health	16,112	2,046,546
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Exact Sciences †	22,776	$ 1,246,075
Glaukos †	10,522	858,069
Halozyme Therapeutics †	25,249	1,851,762
Insmed †	21,852	3,146,906
Inspire Medical Systems †	6,037	447,945
Lantheus Holdings †	13,842	709,956
Ligand Pharmaceuticals †	11,077	1,962,180
Natera †	8,709	1,401,888
Neurocrine Biosciences †	13,667	1,918,573
OmniAb 12.5 =, †	3,815	0
OmniAb 15 =, †	3,815	0
Repligen †	9,128	1,220,140
Supernus Pharmaceuticals †	29,494	1,409,518
TransMedics Group †	9,930	1,114,146
Ultragenyx Pharmaceutical †	15,607	469,459
		22,931,637
Industrials — 22.88%
ABM Industries	25,549	1,178,320
API Group †	26,955	926,443
Applied Industrial Technologies	5,644	1,473,366
Arcosa	17,894	1,676,847
Atkore	4,219	264,700
Boise Cascade	14,422	1,115,109
Carlisle	2,396	788,188
Casella Waste Systems Class A †	13,162	1,248,811
Clean Harbors †	7,431	1,725,627
ExlService Holdings †	52,138	2,295,636
Federal Signal	19,037	2,265,213
FTAI Aviation	3,299	550,471
Gates Industrial †	51,018	1,266,267
Graco	15,917	1,352,308
Kadant	3,707	1,103,129
KBR	27,098	1,281,464
Kirby †	19,421	1,620,682
Knight-Swift Transportation Holdings	27,690	1,094,032
Lincoln Electric Holdings	10,131	2,389,194
Quanta Services	2,386	988,806
Regal Rexnord	8,002	1,147,807
Saia †	1,852	554,415
SPX Technologies †	3,867	722,278
Tecnoglass	10,490	701,886
Tetra Tech	39,413	1,315,606
UL Solutions Class A	12,883	912,889
WESCO International	11,816	2,499,084
WillScot Holdings	53,700	1,133,607
WNS Holdings †	21,069	1,606,933
XPO †	6,295	813,755
Zurn Elkay Water Solutions	41,969	1,973,802
		39,986,675
Information Technology — 14.54%
ASGN †	15,469	732,457
Astera Labs †	9,684	1,896,127
Box Class A †	26,715	862,093
NQ- IV087 [0925] 1125 (4967888)    1

Schedule of investments
Macquarie VIP Smid Cap Core Series
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Coherent †	22,279	$ 2,399,894
Dynatrace †	27,021	1,309,167
Guidewire Software †	13,330	3,064,034
MACOM Technology Solutions Holdings †	14,669	1,826,144
Procore Technologies †	16,785	1,223,962
PTC †	5,015	1,018,145
Q2 Holdings †	20,802	1,505,857
Rapid7 †	17,290	324,188
Rubrik Class A †	8,072	663,922
Semtech †	52,044	3,718,544
Silicon Laboratories †	9,895	1,297,531
SPS Commerce †	5,960	620,674
Varonis Systems †	36,846	2,117,540
Workiva †	9,706	835,493
		25,415,772
Materials — 3.64%
Carpenter Technology	3,770	925,686
Kaiser Aluminum	14,937	1,152,539
Minerals Technologies	31,760	1,972,931
Reliance	8,258	2,319,094
		6,370,250
Real Estate — 6.50%
Brixmor Property Group	66,472	1,839,945
Camden Property Trust	19,414	2,073,027
First Industrial Realty Trust	35,444	1,824,303
Healthpeak Properties	76,498	1,464,937
Jones Lang LaSalle †	5,373	1,602,658
Kite Realty Group Trust	67,898	1,514,125
Terreno Realty	18,403	1,044,370
		11,363,365
Utilities — 1.99%
Black Hills	25,076	1,544,431
Spire	23,625	1,925,910
		3,470,341
Total Common Stocks (cost $148,564,635)		171,835,873

	Number of shares	Value (US $)

Short-Term Investments — 1.82%
Money Market Mutual Funds — 1.82%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	793,892	$ 793,892
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	793,896	793,896
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	793,893	793,893
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	793,895	793,895
Total Short-Term Investments (cost $3,175,576)		3,175,576

Total Value of Securities—100.13% (cost $151,740,211)		175,011,449
Liabilities Net of Receivables and Other Assets—(0.13%)		(228,850)
Net Assets Applicable to 13,637,926 Shares Outstanding—100.00%		$174,782,599
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

2    NQ- IV087 [0925] 1125 (4967888)